Class A, C, I, O, R, R6, T and W Shares | Voya Small Company Fund
Voya Small Company Fund
INVESTMENT OBJECTIVE
The Fund seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 31), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 79).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees - Class A, C, I, O, R, R6, T and W Shares - Voya Small Company Fund	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class R6	none	none
Class T	2.50%	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses - Class A, C, I, O, R, R6, T and W Shares - Voya Small Company Fund		Class A	Class C	Class I	Class O	Class R	Class R6	Class T	Class W
Management Fees		0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	none	0.25%	0.50%	none	0.25%	none
Other Expenses		0.24%	0.24%	0.26%	0.24%	0.24%	0.07%	0.24%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.41%	2.16%	1.18%	1.41%	1.66%	0.99%	1.41%	1.16%
Waivers and Reimbursements	[2]	(0.05%)	(0.05%)	(0.13%)	(0.05%)	(0.05%)	(0.02%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.36%	2.11%	1.05%	1.36%	1.61%	0.97%	1.36%	1.11%
[1]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 1.25%, 1.50%, 1.75%, 1.04%, 1.50% and 1.25% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2020. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 1.04%, 1.35%, 1.60%, 1.04%, 1.35% and 1.10% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.02% of the management fee through October 1, 2020. Termination or modification of these obligations requires approval by the Fund’s board.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, C, I, O, R, R6, T and W Shares - Voya Small Company Fund - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	706	991	1,297	2,165
Class C	314	671	1,155	2,489
Class I	107	362	636	1,420
Class O	138	441	766	1,687
Class R	164	519	897	1,961
Class R6	99	313	545	1,211
Class T	385	680	997	1,894
Class W	113	364	633	1,405

Expense Example, No Redemption - Class A, C, I, O, R, R6, T and W Shares - Voya Small Company Fund - USD ($)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	706	991	1,297	2,165
Class C	214	671	1,155	2,489
Class I	107	362	636	1,420
Class O	138	441	766	1,687
Class R	164	519	897	1,961
Class R6	99	313	545	1,211
Class T	385	680	997	1,894
Class W	113	364	633	1,405

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Fund, the sub-adviser (“Sub-Adviser”) defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2019 ranged from $32 million to $4.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2019 ranged from $4.8 million to $10.3 billion.

The Fund may also invest in real estate-related securities including real estate investment trusts.

The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (e.g., changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth, and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Pending Reorganization

On or about November 8, 2019, the Fund will be reorganized (the “Reorganization”) into a newly-created, corresponding Fund (“Surviving Fund”) (a series of Voya Equity Trust). As a result of the Reorganization, each shareholder of the Fund will receive shares of the Surviving Fund of equal value. The purpose of the Reorganization is to facilitate the conversion of Class O shares to Class A shares of the Fund and to add a conversion feature to Class C shares of the Fund. There will be no changes made to the Fund’s investment objective, principal investment strategies, investment limits or service providers as a result of the transaction.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model: A manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors' historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds ("ETFs"), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts ("REITs"): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.

Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company's value and the securities the Fund holds may not reach their full values. A particular risk of the Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund's relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Class W shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class T shares is provided below. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 19.52% and Worst quarter: 3rd 2011, -21.40% The Fund's Class A shares' year-to-date total return as of June 30, 2019: 17.12%
Average Annual Total Returns % (for the periods ended December 31, 2018)
Average Annual Total Returns - Class A, C, I, O, R, R6, T and W Shares - Voya Small Company Fund		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A		(21.24%)	2.30%	10.22%		Apr. 15, 1994
Class A | After tax on distributions		(25.59%)	(1.22%)	7.75%
Class A | After tax on distributions with sale		(9.70%)	1.43%	8.12%
Class A | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class C		(17.69%)	2.74%	10.05%		Jun. 30, 1998
Class C | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class I		(16.09%)	3.85%	11.25%		Jan. 04, 1994
Class I | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class O		(16.45%)	3.51%	10.87%		Jun. 04, 2008
Class O | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class R		(16.14%)	3.43%	10.75%		Oct. 04, 2016
Class R | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class R6		(16.03%)	3.94%	11.30%		May 31, 2013
Class R6 | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
Class W		(16.22%)	3.79%	11.15%		Jun. 12, 2009
Class W | Russell 2000® Index	[1]	(11.01%)	4.41%	11.97%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.